Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net
Intangible Assets, Net
7.	Intangible Assets, Net

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Computer software	28,478	34,547	4,782
Licenses	15,648	16,673	2,307
Internet Hospital License	3,600	6,769	937
Customer Relationship	2,600	27,857	3,855
Trademark	—	44,773	6,196
Intangible assets, cost	50,326	130,619	18,077
Less: accumulated amortization	(16,778)	(29,806)	(4,125)
accumulated impairment	—	(2,210)	(306)
	33,548	98,603	13,646

Amortization expenses for the years ended June 30, 2021, 2022 and 2023 were approximately RMB6,879, RMB2,879 and RMB13,028, respectively.

For the years ended June 30, 2021, 2022 and 2023, impairment loss of nil, nil and RMB2,210 was recognized for the Group’s intangible assets.